Trade and Finance Receivables - Finance Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Grower Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivable	$ 35,761	$ 41,008
Reserve	(32,877)	(36,854)	(37,519)
Net receivable	2,884	4,154
Current portion, net	2,884	4,154
Long-term portion, net	0	0
Seller Financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivable	27,127	30,523
Reserve	0	0
Net receivable	27,127	30,523
Current portion, net	3,990	3,691
Long-term portion, net	$ 23,137	$ 26,832